SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

15. SUBSEQUENT EVENTS

a) On February 24, 2021, the Company announced a purchase and sale agreement to sell certain primary groundwater rights to Desert Pearl for $2,910,000. $1,000,000 was received on March 5, 2021, and the balance of $1,910,000 will be received upon closing, expected in August 2021.

b) 2,310,000 stock options were exercised for total proceeds of CAD 157,500.

c) The lease with Chuchuna for the Groundhog project has been extended from six to seven years, providing the Company more time to make the required exploration expenditures and lump sum payment.